TAXES PAYABLE	12 Months Ended
Jun. 30, 2024
TAXES PAYABLE
TAXES PAYABLE

NOTE 12. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
VAT payable	¥699,601	¥439,771	$60,515
Income tax payable	440,030	440,060	60,554
Other taxes payable	23,375	113,534	15,623
Total taxes payable	¥1,163,006	¥993,365	$136,692